Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Benefit Plans [Abstract]
Service cost	¥ 6,452	¥ 6,721	¥ 12,079
Interest cost	2,042	1,786	1,766
Expected return on plan assets	(6,055)	(5,826)	(6,038)
Amortization of net actuarial losses	3,955	5,519	5,654
Amortization of prior service cost	(1,599)	(1,521)	(1,137)
Net periodic benefit cost	¥ 4,795	¥ 6,679	¥ 12,324